Member's Interest (Schedule Of Restricted Stock Awards) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 19, 2012	Dec. 31, 2012 CCMH Restricted Stock [Member]	Dec. 31, 2012 CCOH Restricted Stock [Member]
Outstanding, January 1, 2012		445	83
Granted		4,204	1,267
Vested (restriction lapsed)		(1,380)	(190)
Forfeited	(600)	(662)	(75)
Outstanding, December 31, 2012		2,607	1,085
Outstanding, January 1, 2012		$ 36	$ 8.69
Granted		$ 2.93	$ 6.04
Vested (restriction lapsed)		$ 8.32	$ 5.35
Forfeited		$ 3.01	$ 9.03
Outstanding, December 31, 2012		$ 5.69	$ 6.26